DWS VARIABLE SERIES II

               SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES
                          OF EACH OF THE LISTED FUNDS:

                             ----------------------

                                DWS Balanced VIP
                     DWS Government & Agency Securities VIP

The following information revises similar disclosure for each of the above funds in "The portfolio managers" section of the prospectuses.


DWS Balanced VIP

The following people handle the day-to-day management of the portfolio:


Andrew P. Cestone                            Matthew F. MacDonald                        Julie M. Van Cleave, CFA
Managing Director of Deutsche Asset          Director of Deutsche  Asset  Management     Managing Director of Deutsche Asset
Management and Portfolio Manager of          and Portfolio Manager of the portfolio.     Management and Portfolio Manager of
the portfolio.                                o Joined Deutsche Asset Management and     the portfolio.
 o Joined Deutsche Asset Management in 1998     the portfolio in 2006 after 14 years of   o Joined Deutsche Asset Management and
   and the portfolio in 2002.                   fixed income experience at Bank of          the portfolio in 2002.
 o Head of High Yield.                          America Global Structured Products and    o Head of Large Cap Growth Portfolio
 o Previous experience includes five years      PPM America, Inc., where he was             Selection Team.
   as an investment analyst at Phoenix          portfolio manager for public fixed        o Previous experience includes 18 years
   Investment Partners and as a credit          income, including MBS, ABS, CDOs and        of investment industry experience at
   officer in the asset-based lending group     corporate bonds; earlier, as an analyst     Mason Street Advisors, as Managing
   at Fleet Financial Group.                    for MBS, ABS and money markets; and         Director and team leader for the large
 o BA, University of Vermont.                   originally, at Duff & Phelps Credit         cap investment team.
                                                Rating Company.                           o BBA, MBA, University of Wisconsin --
William Chepolis, CFA                         o Portfolio Manager for Retail Mortgage       Madison.
Managing Director of Deutsche Asset             Backed Securities: New York.
Management and Portfolio Manager of the       o BA, Harvard University; MBA, University  Robert Wang
portfolio.                                      of Chicago Graduate School of Business.  Managing Director of Deutsche Asset
 o Joined Deutsche Asset Management in 1998                                              Management and Portfolio Manager of
   after 13 years of experience as vice      Inna Okounkova                              the portfolio.
   president and portfolio manager for       Director of Deutsche Asset Management and    o Joined Deutsche Asset Management in
   Norwest Bank, where he managed the        Portfolio Manager of the portfolio.            1995 as a senior fixed income portfolio
   bank's fixed income and foreign exchange   o Joined Deutsche Asset Management            manager after 13 years of experience at
   portfolios.                                  in 1999 as a quantitative analyst,          J.P. Morgan & Co. trading fixed income,
 o Portfolio Manager for Retail Mortgage        becoming an associate Portfolio Manager     derivatives and foreign exchange
   Backed Securities: New York.                 in 2001.                                    products.
 o Joined the portfolio in 2005.              o Global Asset Allocation Portfolio         o Global Asset Allocation Senior
 o BIS, University of Minnesota.                Manager: New York.                          Portfolio Manager: New York.
                                              o Joined the portfolio in 2005.             o Joined the portfolio in 2005.
                                              o BS, MS, Moscow State University; MBA,     o BS, The Wharton School, University of
                                                University of Chicago.                      Pennsylvania.

                                             Thomas F. Sassi
                                             Managing Director of Deutsche Asset
                                             Management and Portfolio Manager of
                                             the portfolio.
                                              o Joined Deutsche Asset Management
                                                in 1996 and the portfolio in
                                                2004.
                                              o Over 33 years of investment
                                                industry experience.
                                              o BBA, MBA, Hofstra University.


                                                              [DWS SCUDDER LOGO]
                                                             Deutsche Bank Group

July 7, 2006
VS2-3611




DWS Government & Agency Securities VIP

The following people handle the day-to-day management of the portfolio:

                                                                   Matthew F. MacDonald
William Chepolis, CFA                                              Director of Deutsche Asset Management and Co-Manager of the
Managing Director of Deutsche Asset Management                     portfolio.
and Co-Manager of the portfolio.                                     o Joined Deutsche Asset Management and the portfolio in 2006
 o Joined Deutsche Asset Management in 1998 after 13 years of          after 14 years of fixed income experience at Bank of America
   experience as vice president and portfolio manager for Norwest      Global Structured Products and PPM America, Inc., where he
   Bank, where he managed the bank's fixed income and foreign          was portfolio manager for public fixed income, including MBS,
   exchange portfolios.                                                ABS, CDOs and corporate bonds; earlier, as an analyst for
 o Portfolio Manager for Retail Mortgage Backed Securities:            MBS, ABS and money markets; and originally, at Duff & Phelps
   New York.                                                           Credit Rating Company.
 o Joined the portfolio in 2002.                                     o Portfolio Manager for Retail Mortgage Backed Securities:
 o BIS, University of Minnesota.                                       New York.
                                                                     o BA, Harvard University; MBA, University of Chicago Graduate
                                                                       School of Business.







               Please Retain This Supplement for Future Reference


July 7, 2006
VS2-3611